Business Segment Information (Tables)	12 Months Ended
Jun. 29, 2013
Reconciliation Of Sales And Operating Profit (Loss) From Segments To Consolidated

In millions	2013	2012	2011
Sales
Retail	$2,894	$2,884	$2,760
Foodservice/Other	1,026	1,025	1,001
	3,920	3,909	3,761
Impact of businesses exited/disposed	—	55	135
Intersegment	—	(6)	(12)
Total	$3,920	$3,958	$3,884
In millions	2013	2012	2011
Income (loss) from Continuing Operations before Income Taxes
Retail	$329	$313	$314
Foodservice/Other	75	79	102
Total operating segment income	404	392	416
General corporate expenses	(93)	(272)	(159)
Mark-to-market derivative gain/(loss)	(1)	(1)	2
Amortization of intangibles	(4)	(4)	(4)
Significant items - business segments	(15)	(47)	(31)
Impact of businesses exited/disposed	6	8	3
Total operating income	297	76	227
Net interest expense	(41)	(72)	(87)
Debt extinguishment costs	—	(39)	(55)
Income (loss) from continuing operations before income taxes	$256	$(35)	$85

Reconciliation Of Assets, Depreciation And Additions To Long-Lived Assets From Segments To Consolidated

In millions	2013	2012	2011
Assets
Retail	$1,273	$1,279	$1,282
Foodservice/Other	542	530	530
	1,815	1,809	1,812
Australian Bakery	—	58	66
Net assets held for sale/disposition	—	5	7,143
Other[1]	619	578	461
Total assets	$2,434	$2,450	$9,482
Depreciation
Retail	$90	$101	$79
Foodservice/Other	28	30	26
	118	131	105
Discontinued operations	2	104	186
Other	28	31	11
Total depreciation	$148	$266	$302
Additions to Long-Lived Assets
Retail	$95	$128	$207
Foodservice/Other	28	38	28
	123	166	235
Other	16	7	2
Total additions to long-lived assets	$139	$173	$237
1 Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other non-current assets.

Net Sales by Product Type Within Business Segment
Net sales by product type within each business segment are as follows:

In millions	2013	2012	2011
Sales
Retail
Meat	$2,103	$2,117	$1,984
Meat-centric	685	647	639
Bakery	104	118	135
Commodities/Other	2	2	2
Total Retail	2,894	2,884	2,760
Foodservice/Other
Meat	507	520	501
Meat-centric	88	86	81
Bakery	343	344	358
Commodities/Other	88	75	61
Total Foodservice/Other	1,026	1,025	1,001
Total business segment sales	3,920	3,909	3,761
Impact of businesses exited/disposed	—	55	135
Intersegment elimination	—	(6)	(12)
Total net sales	$3,920	$3,958	$3,884